Intangible Assets	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Intangible Assets
Intangible Assets
The following table summarizes the carrying amount of each major class of intangible assets (in thousands):

	Weighted-Average Remaining Useful Life (in years)	December 31,
		2013	2012
Finite-Lived Intangible Assets:
Network affiliations	1	$32,996	$32,996
Customer relationships	9	14,941	8,631
Non-compete agreements	1	1,588	1,588
Completed technology	3	10,191	6,370
Favorable leases	31	8,573	8,573
Retransmission consent agreements	4	7,860	7,859
Other intangible assets	19	9,817	9,609
Accumulated amortization		(38,917)	(16,072)
Net finite-lived intangible assets		$47,049	$59,554
Indefinite-Lived Intangible Assets:
Broadcast licenses		$536,515	$536,515
Summary:
Goodwill		$203,528	$192,514
Broadcast licenses and finite-lived intangible assets, net		583,564	596,069
Total intangible assets		$787,092	$788,583

We recorded amortization expense of $22.8 million, $6.4 million and $1.2 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The following table summarizes the projected aggregate amortization expense for the next five years and thereafter (in thousands):

Projected Aggregate Amortization Expense
For the years ended December 31,
2014	$15,971
2015	5,783
2016	4,980
2017	3,266
2018	2,042
Thereafter	15,007
Total	$47,049

There were no events during 2013, 2012 and 2011 to warrant the performance of an interim impairment test of our indefinite-lived intangible assets. We recorded a $1.6 million impairment charge related to discontinued operations for the year ended December 31, 2011.
The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012, respectively, are as follows (in thousands):

	Year Ended December 31,
	2013	2012
Broadcast:
Balance as of January 1, 2013 and 2012, respectively	$185,237	$114,882
Acquisitions	—	70,355
Balance as of December 31, 2013 and 2012, respectively	$185,237	$185,237

Digital:
Balance as of January 1, 2013 and 2012, respectively	$7,277	$7,187
Acquisitions/Adjustments	11,014	90
Balance as of December 31, 2013 and 2012, respectively	$18,291	$7,277

Total:
Balance as of January 1, 2013 and 2012, respectively	$192,514	$122,069
Acquisitions	11,014	70,445
Balance as of December 31, 2013 and 2012, respectively	$203,528	$192,514

LIN Television
Entity Information [Line Items]
Intangible Assets
Intangible Assets
The following table summarizes the carrying amount of each major class of intangible assets (in thousands):

	Weighted-Average Remaining Useful Life (in years)	December 31,
		2013	2012
Finite-Lived Intangible Assets:
Network affiliations	1	$32,996	$32,996
Customer relationships	9	14,941	8,631
Non-compete agreements	1	1,588	1,588
Completed technology	3	10,191	6,370
Favorable leases	31	8,573	8,573
Retransmission consent agreements	4	7,860	7,859
Other intangible assets	19	9,817	9,609
Accumulated amortization		(38,917)	(16,072)
Net finite-lived intangible assets		$47,049	$59,554
Indefinite-Lived Intangible Assets:
Broadcast licenses		$536,515	$536,515
Summary:
Goodwill		$203,528	$192,514
Broadcast licenses and finite-lived intangible assets, net		583,564	596,069
Total intangible assets		$787,092	$788,583

We recorded amortization expense of $22.8 million , $6.4 million and $1.2 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The following table summarizes the projected aggregate amortization expense for the next five years and thereafter (in thousands):

Projected Aggregate Amortization Expense
For the years ended December 31,
2014	$15,971
2015	5,783
2016	4,980
2017	3,266
2018	2,042
Thereafter	15,007
Total	$47,049

There were no events during 2013, 2012 and 2011 to warrant the performance of an interim impairment test of our indefinite-lived intangible assets. We recorded a $1.6 million impairment charge related to discontinued operations for the year ended December 31, 2011.
The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012, respectively, are as follows (in thousands):

	Year Ended December 31,
	2013	2012
Broadcast:
Balance as of January 1, 2013 and 2012, respectively	$185,237	$114,882
Acquisitions	—	70,355
Balance as of December 31, 2013 and 2012, respectively	$185,237	$185,237

Digital:
Balance as of January 1, 2013 and 2012, respectively	$7,277	$7,187
Acquisitions/Adjustments	11,014	90
Balance as of December 31, 2013 and 2012, respectively	$18,291	$7,277

Total:
Balance as of January 1, 2013 and 2012, respectively	$192,514	$122,069
Acquisitions	11,014	70,445
Balance as of December 31, 2013 and 2012, respectively	$203,528	$192,514